Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Disclosure of quarterly financial data
Total revenues net of interest expense	$ 9,107,000,000	$ 8,329,000,000	$ 8,657,000,000	$ 8,199,000,000	$ 8,547,000,000	$ 8,301,000,000	$ 8,245,000,000	$ 7,881,000,000	$ 34,292,000,000		$ 32,974,000,000		$ 31,555,000,000
Pretax income	2,225,000,000	2,246,000,000	2,312,000,000	2,208,000,000	1,980,000,000	2,004,000,000	1,995,000,000	1,909,000,000	8,991,000,000		7,888,000,000		6,451,000,000
Net income	1,447,000,000	1,477,000,000	1,529,000,000	1,432,000,000	1,308,000,000	1,366,000,000	1,405,000,000	1,280,000,000	5,885,000,000		5,359,000,000		4,482,000,000
Earnings per Common Share
Basic									$ 5.58	[1]	$ 4.91	[1]	$ 3.91	[1]
Diluted									$ 5.56		$ 4.88		$ 3.89
Net income attributable to common shareholders	$ 1.4	$ 1.41	$ 1.44	$ 1.34	$ 1.22	$ 1.26	$ 1.28	$ 1.15
Earnings per Common Share Diluted: (Note 18)
Continuing operations									$ 5.56		$ 4.88		$ 3.89
Net income attributable to common shareholders	$ 1.39	$ 1.4	$ 1.43	$ 1.33	$ 1.21	$ 1.25	$ 1.27	$ 1.15
Cash dividends declared per common share	$ 0.26	$ 0.26	$ 0.26	$ 0.23	$ 0.23	$ 0.23	$ 0.23	$ 0.2	$ 1.01		$ 0.89		$ 0.8
Common share price:
High	94.89	96.24	96.04	94.35	90.79	78.63	78.61	67.48
Low	$ 78.41	$ 85.75	$ 83.99	$ 82.63	$ 72.08	$ 71.47	$ 63.43	$ 58.31

[1]	Represents net income less earnings allocated to participating share awards of $46 million, $47 million and $49 million for the years ended December 31, 2014, 2013 and 2012, respectively.